Stock Options and Restricted Share Units - Schedule of Restricted Share Units (RSUs) (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Stock Options and Restricted Share Units - Schedule of Restricted Share Units (RSUs) (Details) [Line Items]
Number of other equity instruments outstanding, Beginning Balance	1,439,250
Number of other equity instruments outstanding, Ending balance	1,036,900	1,439,250
Number of RSUs, Granted	77,232	1,449,250
Number of RSUs, Converted	(479,582)
Number of RSUs, Cancelled		(10,000)